Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Financial assets and financial liabilities
Financial assets and financial liabilities

17.   Financial assets and financial liabilities

The Group holds the following financial instruments:

Financial assets
(in thousands)	at amortized cost
Financial assets	US $
2018
Prepaid expenses and other receivables	231
Cash and cash equivalents	12,279
12,510
2017
Prepaid expenses and other receivables	318
Cash and cash equivalents	22,651
22,969

Financial liabilities
(in thousands)	at amortized cost
Financial liabilities	US $
2018
Trade payable and accrued liabilities	7,207
Derivative liabilities	5,789
12,996

2017
Trade and other payables	10,890
Payable on completion of clinical trial	500
Derivative liabilities	12,626
24,016

Fair value disclosures

The Group’s cash, prepaid expenses and other current assets and trade and other payables are stated at their respective historical carrying amounts, which approximates fair value due to their short-term nature. These are measured at fair value using Level 1 inputs. The Group’s derivative liabilities are measured at fair value using Level 1 or 2 inputs. See discussion in Note 14 on the inputs utilized in the Black-Scholes option pricing model and for a rollforward of the derivative liability from December 31, 2017 to December 31, 2018. The Group determined that the book value of the Hercules Loan Agreement (Note 13) approximates its fair value as of December 31, 2018 due the proximity of the transaction date and the interest being tied to the U.S. Prime Rate. There were no transfers between fair value levels during the years ended December 31, 2018 or  2017.

There were no non-recurring fair value measurements for the years ended December 31, 2018 or 2017.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•Level 1:  quoted prices (unadjusted) in active markets for identical assets or liabilities.

•Level 2:  inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as    prices) or indirectly (i.e. derived from prices).

•Level 3:  inputs for the asset or liability that are not based on observable market data (unobservable inputs).